ACCUMULATED OTHER COMPREHENSIVE INCOME: (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in accumulated other comprehensive income (loss)
Balance at the beginning of the period	$ 132.7	$ 204.5	$ 204.0
Period change	(134.8)	(81.5)	(4.6)
Balance at the end of the period	10.1	132.7	204.5
Pension related adjustments, net of tax
Changes in accumulated other comprehensive income (loss)
Balance at the beginning of the period	(43.5)	(39.8)	(15.4)
Period change	(39.2)	(3.7)	(24.4)
Balance at the end of the period	(82.7)	(43.5)	(39.8)
Tax benefit (expense)	1.2	1.0	11.4
Foreign currency translation
Changes in accumulated other comprehensive income (loss)
Balance at the beginning of the period	228.3	244.2	196.6
Period change	(49.2)	(15.9)	47.6
Balance at the end of the period	179.1	228.3	244.2
Intercompany foreign currency loans
Changes in accumulated other comprehensive income (loss)
Balance at the beginning of the period	128.2	182.4	166.8
Period change	(24.7)	(54.2)	15.6
Balance at the end of the period	103.5	128.2	182.4
Net investment hedge, net of tax
Changes in accumulated other comprehensive income (loss)
Balance at the beginning of the period	(179.7)	(182.1)	(144.2)
Period change	(9.9)	2.4	(37.9)
Balance at the end of the period	(189.6)	(179.7)	(182.1)
Tax benefit (expense)		(0.4)
Cash flow hedges, net of tax
Changes in accumulated other comprehensive income (loss)
Balance at the beginning of the period	(0.6)	(0.2)	0.2
Period change	0.4	(0.4)	(0.4)
Balance at the end of the period	(0.2)	(0.6)	(0.2)
Tax benefit (expense)	$ (0.1)	$ 0.1	$ 0.1